Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue		$ 1,039,851	$ 4,158,057
Cost of revenues		(367,274)	(1,378,127)
Gross profit		672,577	2,779,930
Operating expenses
Selling expenses		(363,777)	(435,245)
General and administrative expenses		(2,403,721)	(1,887,213)
Total operating expenses		(2,767,498)	(2,322,458)
Operating (loss)/profit		(2,094,921)	457,472
Other income, net
Financial expenses		(169,141)	(20,079)
Financial income		1,019	2,699
Gain on deregistration and disposal of subsidiaries, net		4,788,377	62,429
Other (expenses)/income, net		(50,820)	33,561
Total other income, net		4,569,435	78,610
Income before income tax provision		2,474,514	536,082
Income tax (expense)/benefit		(595,056)	45,302
Net income		1,879,458	581,384
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		(45,994)	23,568
Total comprehensive income		$ 1,833,464	$ 604,952
Earnings per share*
Basic (in Dollars per share)	[1]	$ 0.0286	$ 0.0116
Diluted (in Dollars per share)	[1]	$ 0.0286	$ 0.0116
Weighted average shares used in calculating net earnings per share*
Basic (in Shares)	[1]	65,631,981	50,000,000
Diluted (in Shares)	[1]	65,631,981	50,000,000

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.